Portfolio of Investments March 31, 2025
Global Infrastructure
(Unaudited)
SHARES DESCRIPTION MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
52,994 COMMON STOCK RIGHTS - 0 .0% 52,994
UTILITIES - 0.0%
10,862 (a) Elia Group SA/NV 4/15/25 $ 52,994
TOTAL UTILITIES 52,994
TOTAL COMMON STOCK RIGHTS
(Cost $0) 52,994
SHARES DESCRIPTION VALUE
422623448 COMMON STOCKS - 97 .6% 422623448
CAPITAL GOODS - 1.0%
68,658 Ferrovial SE 3,070,916
242,732 Infratil Ltd 1,430,479
TOTAL CAPITAL GOODS 4,501,395
COMMERCIAL & PROFESSIONAL SERVICES - 6.6%
24,709 (b) Casella Waste Systems Inc, Class A 2,755,301
1,124,588 Cleanaway Waste Management Ltd 1,844,777
47,027 GFL Environmental Inc 2,271,874
37,031 Republic Services Inc 8,967,427
59,870 Waste Connections Inc 11,686,025
5,613 Waste Management Inc 1,299,466
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 28,824,870
ENERGY - 20.9%
60,108 Cheniere Energy Inc 13,908,991
23,110 DT Midstream Inc 2,229,653
332,053 Enbridge Inc 14,713,269
363,635 Energy Transfer LP 6,759,975
69,367 Enterprise Products Partners LP 2,368,189
163,167 Kinder Morgan Inc 4,655,154
161,435 ONEOK Inc 16,017,581
196,163 Pembina Pipeline Corp 7,846,247
36,987 Plains All American Pipeline LP 739,740
30,408 Targa Resources Corp 6,095,892
69,283 TC Energy Corp 3,271,931
202,354 Williams Cos Inc/The 12,092,675
TOTAL ENERGY 90,699,297
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
17,683 American Tower Corp 3,847,821
18,515 Digital Realty Trust Inc 2,653,014
1,811 Equinix Inc 1,476,599
210,195 Parkway Life Real Estate Investment Trust 647,878
7,231 SBA Communications Corp 1,590,892
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,216,204
SOFTWARE & SERVICES - 0.3%
176,328 (b) NEXTDC Ltd 1,262,945
TOTAL SOFTWARE & SERVICES 1,262,945
TELECOMMUNICATION SERVICES - 1.0%
91,539 (c) Cellnex Telecom SA 3,254,095
115,861 Infrastrutture Wireless Italiane SpA 1,226,496
TOTAL TELECOMMUNICATION SERVICES 4,480,591
TRANSPORTATION - 21.8%
69,619 Aena SME SA 16,332,890
61,950 Aeroports de Paris SA 6,306,712
756,049 Atlas Arteria Ltd 2,300,487
1,777,264 Auckland International Airport Ltd 8,243,868
20,174 Canadian Pacific Kansas City Ltd 1,416,417
40,293 CSX Corp 1,185,823
15,716 Flughafen Zurich AG 3,728,296
69,504 (b) Fraport AG Frankfurt Airport Services Worldwide 4,361,714
452,957 Getlink SE 7,822,964

Portfolio of Investments March 31, 2025
(continued)
Global Infrastructure

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
39,474 Grupo Aeroportuario del Centro Norte SAB de CV, ADR $ 3,103,841
28,430 Grupo Aeroportuario del Pacifico SAB de CV, ADR 5,274,049
30,494 Grupo Aeroportuario del Sureste SAB de CV, ADR 8,349,867
250,979 International Container Terminal Services Inc 1,556,969
47,291 Kamigumi Co Ltd 1,106,775
12,182 Norfolk Southern Corp 2,885,307
801,095 Qube Holdings Ltd 1,983,486
281,393 Tokyo Metro Co Ltd 3,419,517
1,286,796 Transurban Group 10,838,273
14,245 Union Pacific Corp 3,365,239
TOTAL TRANSPORTATION 93,582,494
UTILITIES - 43.7%
69,798 Alliant Energy Corp 4,491,501
88,852 AltaGas Ltd 2,437,016
78,523 Ameren Corp 7,883,709
14,405 American Electric Power Co Inc 1,574,034
288,752 CenterPoint Energy Inc 10,461,485
188,185 CLP Holdings Ltd 1,531,972
49,972 CMS Energy Corp 3,753,397
31,676 Consolidated Edison Inc 3,503,049
8,112 Constellation Energy Corp 1,635,623
16,137 DTE Energy Co 2,231,263
28,988 Duke Energy Corp 3,535,666
211,490 E.ON SE 3,192,385
10,862 (a) Elia Group SA/NV 942,104
108,218 Endesa SA 2,866,894
828,131 Enel SpA 6,713,247
163,068 Engie SA 3,177,513
174,364 ENN Energy Holdings Ltd 1,441,166
141,139 Entergy Corp 12,065,973
62,004 Evergy Inc 4,275,176
104,553 Exelon Corp 4,817,802
779,207 Iberdrola SA 12,582,693
142,973 National Grid PLC 1,864,970
38,225 National Grid PLC, Sponsored ADR 2,507,942
198,145 NextEra Energy Inc 14,046,499
213,255 NiSource Inc 8,549,393
19,455 NRG Energy Inc 1,857,174
611,757 Pennon Group PLC 3,543,804
217,283 PG&E Corp 3,732,922
30,290 Pinnacle West Capital Corp 2,885,122
360,341 Power Grid Corp of India Ltd 1,219,451
23,811 PPL Corp 859,815
21,324 Public Service Enterprise Group Inc 1,754,965
179,109 Redeia Corp SA 3,594,945
57,731 RWE AG 2,061,257
609,422 Sembcorp Industries Ltd 2,852,041
28,719 Sempra 2,049,388
86,336 Severn Trent PLC 2,826,450
621,283 Snam SpA 3,221,248
70,848 Southern Co/The 6,514,474
232,399 SSE PLC 4,787,036
403,602 Terna - Rete Elettrica Nazionale 3,647,460
119,637 Veolia Environnement SA 4,114,531
21,716 Vistra Corp 2,550,327
182,240 Xcel Energy Inc 12,900,770
TOTAL UTILITIES 189,055,652
TOTAL COMMON STOCKS
(Cost $299,626,284) 422,623,448

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.3% –
297,879 3i Infrastructure PLC $ 1,227,235
TOTAL INVESTMENT COMPANIES
(Cost $1,175,065) 1,227,235
TOTAL LONG-TERM INVESTMENTS
(Cost $300,801,349) 423,903,677
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
998,529 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360% (e) 998,529
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $998,529) 998,529
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
8007426 REPURCHASE AGREEMENTS - 1 .9% 8007426
$ 7,750,000 (f) Fixed Income Clearing Corporation 4 .350 04/01/25 7,750,000
257,426 (g) Fixed Income Clearing Corporation 1 .360 04/01/25 257,426
TOTAL REPURCHASE AGREEMENTS
(Cost $8,007,426) 8,007,426
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,007,426) 8,007,426
TOTAL INVESTMENTS - 100 .0%
(Cost $ 309,807,304 ) 432,909,632
OTHER ASSETS & LIABILITIES, NET -  0.0% 214,190
NET ASSETS - 100% $ 433,123,822
ADR American Depositary Receipt
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $980,159.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,254,095 or 0.8% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $7,750,936 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/34, valued at $7,905,172.
(g) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $257,436 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $262,658.

Portfolio of Investments March 31, 2025
(continued)
Global Infrastructure

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ 52,994 $ – $ – $ 52,994
Common Stocks 303,023,202 119,600,246 – 422,623,448
Investment Companies – 1,227,235 – 1,227,235
Investments Purchased with Collateral from Securities
Lending 998,529 – – 998,529
Short-Term Investments:
Repurchase Agreements – 8,007,426 – 8,007,426
Total $ 304,074,725 $ 128,834,907 $ – $ 432,909,632

Portfolio of Investments March 31, 2025
Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
958193358 COMMON STOCKS - 97 .9% 958193358
DATA CENTER REITS - 9.6%
225,741 Digital Realty Trust Inc $ 32,346,428
75,574 Equinix Inc 61,619,261
TOTAL DATA CENTER REITS 93,965,689
DIVERSIFIED REITS - 1.6%
797,394 Empire State Realty Trust Inc, Class A 6,235,621
313,284 Essential Properties Realty Trust Inc 10,225,590
TOTAL DIVERSIFIED REITS 16,461,211
HEALTH CARE REITS - 16.1%
2,377 Alexandria Real Estate Equities Inc 219,896
228,090 American Healthcare REIT Inc 6,911,127
496,268 CareTrust REIT Inc 14,183,339
105,459 Healthcare Realty Trust Inc 1,782,257
1,263,232 Healthpeak Properties Inc 25,542,551
107,904 Omega Healthcare Investors Inc 4,108,984
506,244 Ventas Inc 34,809,337
457,201 Welltower Inc 70,047,765
TOTAL HEALTH CARE REITS 157,605,256
HOTEL & RESORT REITS - 1.8%
502,663 Host Hotels & Resorts Inc 7,142,841
118,200 Pebblebrook Hotel Trust 1,197,366
80,699 Ryman Hospitality Properties Inc 7,379,117
179,270 Sunstone Hotel Investors Inc 1,686,931
TOTAL HOTEL & RESORT REITS 17,406,255
HOTELS, RESORTS & CRUISE LINES - 0.6%
25,883 Marriott International Inc/MD, Class A 6,165,331
TOTAL HOTELS, RESORTS & CRUISE LINES 6,165,331
INDUSTRIAL REITS - 14.0%
234,185 Americold Realty Trust Inc 5,025,610
120,186 EastGroup Properties Inc 21,170,764
144,916 First Industrial Realty Trust Inc 7,819,667
322,306 Lineage Inc 18,896,801
617,734 Prologis Inc 69,056,484
39,091 Rexford Industrial Realty Inc 1,530,413
340,981 STAG Industrial Inc 12,316,234
TOTAL INDUSTRIAL REITS 135,815,973
MULTI-FAMILY RESIDENTIAL REITS - 9.8%
127,176 AvalonBay Communities Inc 27,294,513
121,381 Camden Property Trust 14,844,896
335,192 Equity Residential 23,993,043
12,957 Essex Property Trust Inc 3,972,227
24,337 Mid-America Apartment Communities Inc 4,078,394
373,699 UDR Inc 16,879,984
297,891 Veris Residential Inc 5,040,316
TOTAL MULTI-FAMILY RESIDENTIAL REITS 96,103,373
OFFICE REITS - 1.7%
240,699 COPT Defense Properties 6,563,862
51,241 Cousins Properties Inc 1,511,609
53,641 Kilroy Realty Corp 1,757,279
108,069 SL Green Realty Corp 6,235,581
TOTAL OFFICE REITS 16,068,331
OTHER SPECIALIZED REITS - 5.7%
404,934 Gaming and Leisure Properties Inc 20,611,141
211,193 Iron Mountain Inc 18,171,046
50,019 Lamar Advertising Co, Class A 5,691,162
326,974 VICI Properties Inc 10,665,892
TOTAL OTHER SPECIALIZED REITS 55,139,241

Portfolio of Investments March 31, 2025
(continued)
Real Estate Securities

SHARES DESCRIPTION VALUE
REAL ESTATE SERVICES - 1.1%
21,455 (a) CBRE Group Inc, Class A $ 2,805,885
30,726 (a) Jones Lang LaSalle Inc 7,617,282
TOTAL REAL ESTATE SERVICES 10,423,167
RETAIL REITS - 16.9%
351,291 Agree Realty Corp 27,116,152
314,935 Curbline Properties Corp 7,618,278
192,908 Federal Realty Investment Trust 18,870,261
155,714 InvenTrust Properties Corp 4,573,320
989,875 Kimco Realty Corp 21,024,945
108,667 Macerich Co/The 1,865,812
41,785 NETSTREIT Corp 662,292
306,789 NNN REIT Inc 13,084,551
324,813 Realty Income Corp 18,842,402
218,835 Regency Centers Corp 16,141,270
154,455 Simon Property Group Inc 25,651,886
190,516 SITE Centers Corp 2,446,225
435,390 Urban Edge Properties 8,272,410
TOTAL RETAIL REITS 166,169,804
SELF-STORAGE REITS - 6.4%
192,475 CubeSmart 8,220,607
173,544 Extra Space Storage Inc 25,769,549
97,184 Public Storage 29,086,199
TOTAL SELF-STORAGE REITS 63,076,355
SINGLE-FAMILY RESIDENTIAL REITS - 6.4%
366,954 American Homes 4 Rent, Class A 13,874,531
114,727 Equity LifeStyle Properties Inc 7,652,291
979,256 Invitation Homes Inc 34,127,072
55,943 Sun Communities Inc 7,196,508
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 62,850,402
TELECOM TOWER REITS - 5.3%
176,436 American Tower Corp 38,392,474
45,320 Crown Castle Inc 4,723,704
40,635 SBA Communications Corp 8,940,106
TOTAL TELECOM TOWER REITS 52,056,284
TIMBER REITS - 0.9%
160,977 Rayonier Inc 4,488,039
150,227 Weyerhaeuser Co 4,398,647
TOTAL TIMBER REITS 8,886,686
TOTAL COMMON STOCKS
(Cost $699,604,037) 958,193,358
TOTAL LONG-TERM INVESTMENTS
(Cost $699,604,037) 958,193,358
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.5%
14930535 REPURCHASE AGREEMENTS - 1 .5% 14930535
$ 14,475,000 (b) Fixed Income Clearing Corporation 4 .350% 04/01/25 14,475,000
455,535 (c) Fixed Income Clearing Corporation 1 .360 04/01/25 455,535
TOTAL REPURCHASE AGREEMENTS
(Cost $14,930,535) 14,930,535
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,930,535) 14,930,535
TOTAL INVESTMENTS - 99 .4%
(Cost $ 714,534,572 ) 973,123,893
OTHER ASSETS & LIABILITIES, NET -  0.6% 6,134,288
NET ASSETS - 100% $ 979,258,181
REIT Real Estate Investment Trust

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $14,476,749 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $14,764,572.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $455,552 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $464,758.
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 958,193,358 $ – $ – $ 958,193,358
Short-Term Investments:
Repurchase Agreements – 14,930,535 – 14,930,535
Total $ 958,193,358 $ 14,930,535 $ – $ 973,123,893

Portfolio of Investments March 31, 2025
Real Asset Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
157490488 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 14.3% 157490488
CONSUMER SERVICES - 0.0%
EUR 600,000 (a) Accor SA, Reg S 7.250 % N/A $ 713,658
TOTAL CONSUMER SERVICES 713,658
ENERGY - 5.1%
$ 1,822,000 Enbridge Inc 8.500 01/15/84 2,006,755
2,947,000 Enbridge Inc 6.250 03/01/78 2,913,719
2,439,000 Enbridge Inc 7.625 01/15/83 2,554,643
1,268,000 Enbridge Inc 5.750 07/15/80 1,226,112
3,234,000 Enbridge Inc 5.500 07/15/77 3,140,845
4,399,000 Enbridge Inc 6.000 01/15/77 4,339,887
975,000 Energy Transfer LP 8.000 05/15/54 1,026,039
2,813,000 (a) Energy Transfer LP 7.125 N/A 2,846,395
2,278,000 (b),(c) Energy Transfer LP (TSFR3M + 3.279%) 7.570 11/01/66 2,266,610
1,444,000 (b) Energy Transfer LP 7.125 10/01/54 1,466,284
2,285,000 (a) Energy Transfer LP 6.500 N/A 2,282,306
3,213,000 Enterprise Products Operating LLC 5.250 08/16/77 3,163,432
4,589,000 Enterprise Products Operating LLC 5.375 02/15/78 4,488,775
CAD 1,517,000 Inter Pipeline Ltd/AB 6.625 11/19/79 1,070,022
CAD 2,123,000 Keyera Corp 5.950 03/10/81 1,481,696
1,326,000 (a),(c) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.695 N/A 1,323,100
1,405,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,425,309
732,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 740,581
1,562,000 TransCanada PipeLines Ltd 7.590 05/15/67 1,433,135
2,345,000 Transcanada Trust 5.600 03/07/82 2,191,248
625,000 Transcanada Trust 5.300 03/15/77 602,592
2,419,000 Transcanada Trust 5.875 08/15/76 2,402,188
2,275,000 Transcanada Trust 5.500 09/15/79 2,194,128
7,663,000 (a),(d) Venture Global LNG Inc 9.000 N/A 7,272,102
TOTAL ENERGY 55,857,903
FINANCIAL SERVICES - 0.5%
745,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 730,128
1,810,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 1,862,633
2,626,000 Transcanada Trust 5.625 05/20/75 2,623,582
TOTAL FINANCIAL SERVICES 5,216,343
UTILITIES - 8.7%
1,725,000 (d) AES Andes SA 8.150 06/10/55 1,781,683
1,891,000 AES Corp/The 7.600 01/15/55 1,908,225
CAD 1,285,000 AltaGas Ltd 8.900 11/10/83 987,773
3,916,000 (d) AltaGas Ltd 7.200 10/15/54 3,863,083
CAD 1,328,000 Capital Power Corp 7.950 09/09/82 1,004,216
1,259,000 CMS Energy Corp 3.750 12/01/50 1,105,662
2,118,000 CMS Energy Corp 4.750 06/01/50 1,991,822
3,242,000 CMS Energy Corp 6.500 06/01/55 3,159,263
5,800,000 Dominion Energy Inc 6.625 05/15/55 5,759,256
3,203,000 Dominion Energy Inc 7.000 06/01/54 3,366,529
4,964,000 Duke Energy Corp 6.450 09/01/54 4,955,622
2,170,000 (a) Edison International 5.375 N/A 2,076,811
807,000 Edison International 8.125 06/15/53 786,986
2,570,000 (a) Edison International 5.000 N/A 2,321,837
514,000 (b) Edison International 7.875 06/15/54 494,692
1,987,000 (a),(d) Electricite de France SA 9.125 N/A 2,234,791
GBP 1,700,000 (a) Electricite de France SA, Reg S 5.875 N/A 2,140,172
3,543,000 Emera Inc 6.750 06/15/76 3,554,314
3,174,000 Entergy Corp 7.125 12/01/54 3,212,853
1,463,000 EUSHI Finance Inc 7.625 12/15/54 1,522,275
4,736,000 Exelon Corp 6.500 03/15/55 4,715,813
1,157,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,181,004
2,551,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 2,497,605
3,894,000 NextEra Energy Capital Holdings Inc 6.375 08/15/55 3,898,194

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
GBP 2,381,000 NGG Finance PLC, Reg S 5.625% 06/18/73 $ 3,078,503
$ 4,844,000 NiSource Inc 6.950 11/30/54 4,911,264
3,064,000 PG&E Corp 7.375 03/15/55 3,011,459
1,607,000 PPL Capital Funding Inc 7.226 03/30/67 1,609,650
1,662,000 Sempra 4.125 04/01/52 1,561,729
3,020,000 Sempra 6.400 10/01/54 2,864,444
2,600,000 Sempra 6.875 10/01/54 2,574,481
3,149,000 Sempra 6.550 04/01/55 2,995,728
1,795,000 Southern Co/The 4.000 01/15/51 1,772,189
3,303,000 Southern Co/The 6.375 03/15/55 3,382,150
5,309,000 (a),(d) Vistra Corp 8.875 N/A 5,676,648
1,056,000 (a),(d) Vistra Corp 8.000 N/A 1,083,644
652,000 (a),(d) Vistra Corp 7.000 N/A 660,214
TOTAL UTILITIES 95,702,584
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $157,105,961) 157,490,488
SHARES DESCRIPTION RATE VALUE
116681658 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 10.6% 116681658
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.3%
284,776 Agree Realty Corp 4.250 4,900,995
86,840 American Homes 4 Rent 6.250 2,051,161
154,962 American Homes 4 Rent 5.875 3,440,156
124,131 Armada Hoffler Properties Inc 6.750 2,735,847
79,759 DiamondRock Hospitality Co 8.250 1,975,630
115,195 Digital Realty Trust Inc 5.250 2,412,183
105,587 Digital Realty Trust Inc 5.850 2,463,345
131,145 Digital Realty Trust Inc 5.200 2,638,637
153,547 Federal Realty Investment Trust 5.000 3,135,430
169,915 Kimco Realty Corp 5.250 3,556,321
125,852 Kimco Realty Corp 5.125 2,593,810
4,704 Mid-America Apartment Communities Inc 8.500 261,613
106,528 National Storage Affiliates Trust 6.000 2,331,898
84,312 Pebblebrook Hotel Trust 6.375 1,493,166
107,404 Pebblebrook Hotel Trust 5.700 1,751,759
132,499 Pebblebrook Hotel Trust 6.300 2,320,057
31,098 Public Storage 4.700 606,100
74,645 Public Storage 4.875 1,501,111
28,481 Public Storage 5.050 595,822
69,361 Public Storage 4.750 1,366,412
99,127 Public Storage 4.000 1,611,805
78,097 Public Storage 3.875 1,261,267
77,920 Public Storage 3.900 1,250,616
108,945 Public Storage 4.000 1,771,446
65,842 Public Storage 3.950 1,069,274
102,962 Public Storage 4.100 1,724,613
79,839 Public Storage 4.625 1,508,957
67,287 (b) Public Storage 4.125 1,151,281
113,203 Regency Centers Corp 5.875 2,481,410
131,975 Regency Centers Corp 6.250 3,080,296
76,473 Rexford Industrial Realty Inc 5.875 1,751,232
183,305 Rexford Industrial Realty Inc 5.625 3,986,884
40,732 Summit Hotel Properties Inc 5.875 789,386
74,470 (b) Summit Hotel Properties Inc 6.250 1,480,464
100,866 Sunstone Hotel Investors Inc 5.700 1,868,038
79,645 Sunstone Hotel Investors Inc 6.125 1,576,175
35,129 UMH Properties Inc 6.375 786,187
149,891 Vornado Realty Trust 5.250 2,474,700
147,383 Vornado Realty Trust 5.250 2,408,238
73,480 Vornado Realty Trust 5.400 1,239,608

Portfolio of Investments March 31, 2025
(continued)
Real Asset Income

SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
91,130 Vornado Realty Trust 4.450% $ 1,333,232
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 80,736,562
FINANCIAL SERVICES - 0.1%
49,287 Brookfield Finance Inc 4.625 773,313
TOTAL FINANCIAL SERVICES 773,313
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
50,559 Brookfield Property Partners LP 6.500 688,108
20,831 Brookfield Property Partners LP 6.375 287,885
66,459 Brookfield Property Partners LP 5.750 824,756
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,800,749
UTILITIES - 3.0%
49,883 BIP Bermuda Holdings I Ltd 5.125 814,589
81,264 Brookfield BRP Holdings Canada Inc 4.625 1,192,143
26,883 Brookfield Infrastructure Finance ULC 5.000 443,032
41,025 Brookfield Infrastructure Partners LP 5.000 667,887
126,274 Brookfield Infrastructure Partners LP 5.125 2,103,725
147,550 Brookfield Renewable Partners LP 5.250 2,605,733
74,340 CMS Energy Corp 4.200 1,292,029
39,380 CMS Energy Corp 5.875 882,112
26,582 CMS Energy Corp 5.625 580,551
39,358 CMS Energy Corp 5.875 897,756
74,761 DTE Energy Co 5.250 1,617,080
103,030 DTE Energy Co 4.375 1,860,722
100,155 DTE Energy Co 4.375 1,798,784
77,318 Duke Energy Corp 5.625 1,846,354
89,028 Duke Energy Corp 5.750 2,187,418
90,672 Georgia Power Co 5.000 2,000,224
46,000 PG&E Corp 6.000 2,058,040
44,931 SCE Trust VII 7.500 1,033,413
77,710 SCE Trust VIII 6.950 1,764,794
80,075 Southern Co/The 6.500 2,053,123
34,881 Southern Co/The 5.250 750,988
103,750 Southern Co/The 4.200 1,905,888
49,689 Southern Co/The 4.950 1,014,649
TOTAL UTILITIES 33,371,034
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $136,388,307) 116,681,658
SHARES DESCRIPTION VALUE
530730079 COMMON STOCKS - 48.3% 530730079
ENERGY - 8.3%
378,048 Enbridge Inc 16,751,307
1,020,058 Energy Transfer LP 18,962,877
258,930 Enterprise Products Partners LP 8,839,870
163,157 Gibson Energy Inc 2,530,603
249,202 Kinder Morgan Inc 7,109,733
147,524 MPLX LP 7,895,485
90,197 ONEOK Inc 8,949,346
280,736 Pembina Pipeline Corp 11,229,050
205,338 Plains All American Pipeline LP 4,106,760
58,289 Plains GP Holdings LP, Class A 1,245,053
59,097 TC Energy Corp 2,790,891
24,913 Williams Cos Inc/The 1,488,801
TOTAL ENERGY 91,899,776
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 23.4%
7,078 Agree Realty Corp 546,351
324,236 Apple Hospitality REIT Inc 4,185,887
248,534 Armada Hoffler Properties Inc 1,866,490
5,953,405 Assura PLC 3,572,670
957,390 British Land Co PLC/The 4,583,899
294,150 Broadstone Net Lease Inc 5,012,316

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
14,188 BXP Inc $ 953,292
1,239,744 CapitaLand Integrated Commercial Trust 1,926,502
56,219 Centerspace 3,640,180
167,395 Charter Hall Long Wale REIT 388,572
1,331,350 Charter Hall Retail REIT 2,996,559
207,987 Choice Properties Real Estate Investment Trust 2,016,204
127,487 Community Healthcare Trust Inc 2,315,164
19,771 Cousins Properties Inc 583,244
236,901 Crombie Real Estate Investment Trust 2,345,880
12,784 Crown Castle Inc 1,332,476
395,178 CT Real Estate Investment Trust 3,984,596
121,905 CubeSmart 5,206,563
3,160 Daiwa Securities Living Investments Corp 1,871,347
57,616 Derwent London PLC 1,373,893
327,258 Dream Industrial Real Estate Investment Trust 2,569,762
31,857 Elme Communities 554,312
51,566 Equity Residential 3,691,094
16,203 Extra Space Storage Inc 2,405,983
6,228 Federal Realty Investment Trust 609,223
243,106 Four Corners Property Trust Inc 6,977,142
3,144,952 Frasers Centrepoint Trust 5,090,555
1,610,172 Frasers Logistics & Commercial Trust 1,093,303
293,791 Gaming and Leisure Properties Inc 14,953,962
28,605 Gecina SA 2,684,107
826,499 Hammerson PLC 2,640,442
168,600 Healthcare Realty Trust Inc 2,849,340
506,083 Healthpeak Properties Inc 10,232,998
79,239 Highwoods Properties Inc 2,348,644
3,970,455 (e),(f) Home Reit PLC 5,129
184,169 Host Hotels & Resorts Inc 2,617,041
9,473 Invincible Investment Corp 3,991,769
16,211 Iron Mountain Inc 1,394,794
1,447 Japan Metropolitan Fund Invest 923,019
3,935 KDX Realty Investment Corp 3,879,992
81,096 Kilroy Realty Corp 2,656,705
148,727 Kimco Realty Corp 3,158,961
50,320 Lamar Advertising Co, Class A 5,725,410
2,558 LaSalle Logiport REIT 2,376,550
297,507 Link REIT 1,394,168
2,339,266 LondonMetric Property PLC 5,554,747
626,190 LXP Industrial Trust 5,416,543
1,245,332 Mapletree Industrial Trust 1,942,270
3,479,937 Mapletree Logistics Trust 3,382,002
16,138 Montea NV 1,153,035
178,438 NETSTREIT Corp 2,828,242
613,555 Nexus Industrial REIT 2,929,101
142,902 NNN REIT Inc 6,094,770
263,498 Omega Healthcare Investors Inc 10,034,004
1,944 Orix JREIT Inc 2,286,566
454,819 Parkway Life Real Estate Investment Trust 1,401,877
3,456 Plymouth Industrial REIT Inc 56,333
130,356 Postal Realty Trust Inc, Class A 1,861,484
164,013 Primaris Real Estate Investment Trust 1,697,060
19,793 Rayonier Inc 551,829
125,668 Realty Income Corp 7,290,001
62,518 Rexford Industrial Realty Inc 2,447,580
36,356 RioCan Real Estate Investment Trust 433,276
1,888 Ryman Hospitality Properties Inc 172,639
180,868 Sabra Health Care REIT Inc 3,159,764
167,269 Safestore Holdings PLC 1,331,772
1,343,436 Scentre Group 2,842,434
69,135 Simon Property Group Inc 11,481,941

Portfolio of Investments March 31, 2025
(continued)
Real Asset Income

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
24,644 SL Green Realty Corp $ 1,421,959
89,302 STAG Industrial Inc 3,225,588
10,752 Star Asia Investment Corp 3,872,232
625,616 Stockland 1,930,373
1,448,701 Tritax Big Box REIT PLC 2,627,387
237,766 UDR Inc 10,739,890
55,448 UNITE Group PLC/The 583,511
3,897 United Urban Investment Corp 3,865,086
1,188,549 Urban Logistics REIT PLC 1,995,900
1,509 VICI Properties Inc 49,224
3,247,269 Vicinity Ltd 4,496,466
192,899 Warehouses De Pauw CVA 4,572,891
1,084,134 Waypoint REIT Ltd 1,615,113
138,890 Wereldhave NV 2,404,508
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 257,275,888
FINANCIAL SERVICES - 0.7%
98,870 Apollo Commercial Real Estate Finance Inc 946,186
38,631 Blackstone Mortgage Trust Inc, Class A 772,620
282,403 Starwood Property Trust Inc 5,583,107
TOTAL FINANCIAL SERVICES 7,301,913
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
201,589 Chartwell Retirement Residences 2,350,622
846,509 Sienna Senior Living Inc 9,764,810
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,115,432
MATERIALS - 0.3%
9,731,551 Keppel Infrastructure Trust 3,078,344
TOTAL MATERIALS 3,078,344
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
1,399,389 Capitaland India Trust 1,003,342
107,146 Cibus Nordic Real Estate AB publ 1,579,421
846,577 Hongkong Land Holdings Ltd 3,657,213
2,095,782 Sino Land Co Ltd 2,097,950
3,665,332 Sirius Real Estate Ltd 4,000,813
1,253,037 Swire Properties Ltd 2,748,078
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,086,817
TELECOMMUNICATION SERVICES - 0.5%
785,366 HKT Trust & HKT Ltd 1,049,187
260,413 Infrastrutture Wireless Italiane SpA 2,756,712
335,737 (d) RAI Way SpA 2,109,218
TOTAL TELECOMMUNICATION SERVICES 5,915,117
TRANSPORTATION - 2.1%
21,021 Aena SME SA 4,931,609
1,095,575 Atlas Arteria Ltd 3,333,588
889,160 Aurizon Holdings Ltd 1,728,546
1,082,320 Dalrymple Bay Infrastructure Ltd 2,607,663
146,328 Enav SpA 578,867
6,676 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 524,934
20,010 Grupo Aeroportuario del Pacifico SAB de CV, ADR 3,712,055
16,140 Grupo Aeroportuario del Sureste SAB de CV, ADR 4,419,455
144,975 Transurban Group 1,221,078
TOTAL TRANSPORTATION 23,057,795
UTILITIES - 10.5%
7,571 American Electric Power Co Inc 827,283
58,005 Capital Power Corp 1,927,924
254,464 CK Infrastructure Holdings Ltd 1,523,588
102,048 Clearway Energy Inc, Class A 2,904,286
526,986 CLP Holdings Ltd 4,290,076
39,655 Duke Energy Corp 4,836,720
14,293 Emera Inc 601,994
113,738 Endesa SA 3,013,129

SHARES DESCRIPTION VALUE
UTILITIES (continued)
1,112,737 Enel SpA $ 9,020,407
289,698 Engie SA 5,645,001
271,082 ENN Energy Holdings Ltd 2,240,567
17,673 Entergy Corp 1,510,865
221,877 Evergy Inc 15,298,419
171,402 Exelon Corp 7,898,204
356,386 Iberdrola SA 5,754,948
243,065 Italgas SpA 1,742,822
250,689 National Grid PLC 3,270,041
150,374 National Grid PLC, Sponsored ADR 9,866,038
81,962 Northwestern Energy Group Inc 4,743,141
47,401 OGE Energy Corp 2,178,550
627,606 Pennon Group PLC 3,635,614
34,690 Pinnacle West Capital Corp 3,304,223
295,019 Redeia Corp SA 5,921,406
674,078 REN - Redes Energeticas Nacionais SGPS SA 2,000,777
1,611,883 Snam SpA 8,357,343
361,218 Vector Ltd 803,919
54,714 Veolia Environnement SA 1,881,712
TOTAL UTILITIES 114,998,997
TOTAL COMMON STOCKS
(Cost $478,356,346) 530,730,079
SHARES DESCRIPTION RATE VALUE
10678479 CONVERTIBLE PREFERRED SECURITIES - 1.0% 10678479
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
26,641 Kimco Realty Corp 7.250% 1,602,456
16,486 LXP Industrial Trust 6.500 751,762
21,577 RLJ Lodging Trust 1.950 526,479
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,880,697
UTILITIES - 0.7%
75,600 NextEra Energy Inc 7.299 3,614,436
102,962 NextEra Energy Inc 6.926 4,183,346
TOTAL UTILITIES 7,797,782
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $11,427,174) 10,678,479
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
220598920 CORPORATE BONDS - 20.1% 220598920
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,400,000 (d) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 1,413,342
TOTAL AUTOMOBILES & COMPONENTS 1,413,342
CAPITAL GOODS - 0.8%
3,230,000 (d) Advanced Drainage Systems Inc 6.375 06/15/30 3,244,057
2,335,000 (d) Chart Industries Inc 7.500 01/01/30 2,421,736
1,150,000 (d) Dcli Bidco LLC 7.750 11/15/29 1,183,670
1,870,000 (d) Trinity Industries Inc 7.750 07/15/28 1,938,593
TOTAL CAPITAL GOODS 8,788,056
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
1,715,000 (d) LCM Investments Holdings II LLC 4.875 05/01/29 1,609,351
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,609,351
CONSUMER SERVICES - 1.4%
980,000 Choice Hotels International Inc 5.850 08/01/34 982,054
2,975,000 (d) Churchill Downs Inc 5.750 04/01/30 2,909,938
500,000 (d) Hilton Domestic Operating Co Inc 4.000 05/01/31 452,809
1,580,000 (d) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,564,418
1,000,000 (d) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 944,546
1,500,000 MGM Resorts International 6.500 04/15/32 1,470,885
3,340,000 Piedmont Operating Partnership LP 9.250 07/20/28 3,680,290
1,385,000 (d) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 1,396,457

Portfolio of Investments March 31, 2025
(continued)
Real Asset Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 1,655,000 (d) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250% 03/15/33 $ 1,611,863
TOTAL CONSUMER SERVICES 15,013,260
ENERGY - 3.8%
2,126,000 (d) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 2,127,631
1,775,000 (d) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 1,781,972
2,520,000 (d) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 2,575,390
2,500,000 (d) Buckeye Partners LP 6.875 07/01/29 2,541,325
3,065,000 Cheniere Energy Partners LP 4.500 10/01/29 2,981,129
1,270,000 (d) CNX Midstream Partners LP 4.750 04/15/30 1,182,338
700,000 (d) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 737,561
250,000 (d) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 239,839
1,625,000 (d) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,683,253
1,970,000 (d) DT Midstream Inc 4.375 06/15/31 1,812,021
1,325,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 1,335,311
CAD 1,060,000 Gibson Energy Inc 5.250 12/22/80 714,705
2,250,000 (d) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,312,914
1,680,000 (d) Harvest Midstream I LP 7.500 05/15/32 1,726,487
CAD 1,380,000 Keyera Corp 6.875 06/13/79 1,003,232
4,390,000 ONEOK Inc 5.050 11/01/34 4,237,973
CAD 3,461,000 Pembina Pipeline Corp 4.800 01/25/81 2,316,384
300,000 (d) Rockies Express Pipeline LLC 6.750 03/15/33 305,024
1,565,000 (d) Sunoco LP 7.000 05/01/29 1,600,968
1,995,000 Targa Resources Corp 6.125 03/15/33 2,082,410
920,000 Targa Resources Corp 6.150 03/01/29 961,977
1,250,000 (d) TransMontaigne Partners LLC 8.500 06/15/30 1,259,201
678,571 (d) Transocean Titan Financing Ltd 8.375 02/01/28 693,195
2,360,000 (d) US LIQUIDSCO0 5.584 10/01/34 2,310,723
1,550,000 (d) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 1,576,457
TOTAL ENERGY 42,099,420
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
3,575,000 Agree LP 4.800 10/01/32 3,484,105
1,730,000 Alexandria Real Estate Equities Inc 5.250 05/15/36 1,687,383
2,185,000 American Assets Trust LP 6.150 10/01/34 2,184,740
2,380,000 American Homes 4 Rent LP 5.500 02/01/34 2,382,516
3,080,000 American Tower Corp 5.500 03/15/28 3,152,813
3,000,000 Essex Portfolio LP 5.500 04/01/34 3,028,371
2,640,000 Extra Space Storage LP 5.700 04/01/28 2,711,749
2,475,000 Federal Realty OP LP 5.375 05/01/28 2,516,897
1,340,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 1,421,919
700,000 GLP Capital LP / GLP Financing II Inc 5.750 06/01/28 712,284
3,270,000 (d) Iron Mountain Inc 6.250 01/15/33 3,238,483
1,295,000 Kilroy Realty LP 6.250 01/15/36 1,283,939
1,345,000 Kimco Realty OP LLC 4.600 02/01/33 1,299,376
1,645,000 Kite Realty Group LP 4.000 10/01/26 1,627,398
2,080,000 Kite Realty Group LP 5.500 03/01/34 2,082,627
1,605,000 Mid-America Apartments LP 5.300 02/15/32 1,631,421
515,000 (d) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 524,627
5,225,000 (d) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 5,215,639
2,153,000 (d) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.500 02/15/28 2,287,115
1,000,000 (d) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 898,197
2,285,000 Ventas Realty LP 5.000 01/15/35 2,209,905
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 45,581,504
FINANCIAL SERVICES - 1.0%
1,950,000 (d) Azorra Finance Ltd 7.750 04/15/30 1,943,716
2,365,000 (d) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 2,448,319
2,700,000 (d) Hunt Cos Inc 5.250 04/15/29 2,580,590
1,315,000 (d) Starwood Property Trust Inc 7.250 04/01/29 1,348,071
2,890,000 (d) Starwood Property Trust Inc 6.000 04/15/30 2,824,042
TOTAL FINANCIAL SERVICES 11,144,738

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
$ 1,500,000 (d) CHS/Community Health Systems Inc 5.250% 05/15/30 $ 1,237,567
1,250,000 (d) LifePoint Health Inc 11.000 10/15/30 1,358,886
2,500,000 (d) Prime Healthcare Services Inc 9.375 09/01/29 2,358,633
400,000 Tenet Healthcare Corp 6.125 10/01/28 398,170
1,000,000 Tenet Healthcare Corp 6.125 06/15/30 995,376
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,348,632
MATERIALS - 0.1%
1,500,000 (d) Mineral Resources Ltd 8.000 11/01/27 1,481,956
TOTAL MATERIALS 1,481,956
MEDIA & ENTERTAINMENT - 1.1%
1,500,000 (d) Cablevision Lightpath LLC 5.625 09/15/28 1,375,109
3,477,000 (b),(d) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 3,466,616
875,000 (d) CSC Holdings LLC 5.500 04/15/27 810,090
800,000 (d) CSC Holdings LLC 11.250 05/15/28 773,409
3,500,000 (d) DISH Network Corp 11.750 11/15/27 3,685,768
2,000,000 (d) LCPR Senior Secured Financing DAC 6.750 10/15/27 1,672,077
TOTAL MEDIA & ENTERTAINMENT 11,783,069
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
1,500,000 (d) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,503,810
1,500,000 Kennedy-Wilson Inc 4.750 03/01/29 1,373,397
3,000,000 Tenet Healthcare Corp 6.750 05/15/31 3,042,860
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,920,067
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
566,000 (d),(g) CommScope LLC 9.500 12/15/31 582,980
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 582,980
TELECOMMUNICATION SERVICES - 1.7%
1,200,000 EchoStar Corp 10.750 11/30/29 1,260,915
1,200,000 (d) Iliad Holding SASU 7.000 04/15/32 1,201,587
1,945,000 (d) Iliad Holding SASU 8.500 04/15/31 2,039,842
1,000,000 (d) Level 3 Financing Inc 3.750 07/15/29 727,476
2,500,000 (d) Level 3 Financing Inc 10.000 10/15/32 2,489,625
1,000,000 (d) Lumen Technologies Inc 4.500 01/15/29 809,555
2,095,000 (d) Sable International Finance Ltd 7.125 10/15/32 2,008,366
1,135,000 (d) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,155,551
3,250,000 (d) Zayo Group Holdings Inc 4.000 03/01/27 2,960,225
1,506,000 (b),(d) Zayo Group Holdings Inc 6.125 03/01/28 1,252,611
2,150,000 (d) Zegona Finance PLC 8.625 07/15/29 2,277,119
TOTAL TELECOMMUNICATION SERVICES 18,182,872
TRANSPORTATION - 0.9%
3,280,000 (d) Air Transport Services Group Inc 7.250 03/15/32 3,343,271
4,050,000 (d) Brightline East LLC 11.000 01/31/30 3,567,463
1,100,000 (b),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,088,672
2,305,000 (d) XPO Inc 7.125 06/01/31 2,360,320
TOTAL TRANSPORTATION 10,359,726
UTILITIES - 3.7%
1,605,000 AEP Transmission Co LLC 5.150 04/01/34 1,604,378
CAD 2,738,000 AltaGas Ltd 7.350 08/17/82 1,984,420
2,625,000 Ameren Illinois Co 4.950 06/01/33 2,611,514
2,775,000 (d) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,690,798
1,300,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 1,331,011
3,500,000 (d) Clearway Energy Operating LLC 4.750 03/15/28 3,392,631
1,270,000 (d) ContourGlobal Power Holdings SA 6.750 02/28/30 1,275,588
875,000 DTE Electric Co 5.200 03/01/34 880,825
1,355,000 Duke Energy Progress LLC 5.100 03/15/34 1,364,085
3,283,000 Evergy Inc 6.650 06/01/55 3,229,211
1,436,000 (d) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 1,421,492
1,975,000 (d) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,787,931
2,210,000 (d) ITC Holdings Corp 4.950 09/22/27 2,225,398
1,120,000 OGE Energy Corp 5.450 05/15/29 1,145,990
1,510,000 (d) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,404,848

Portfolio of Investments March 31, 2025
(continued)
Real Asset Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 390,000 Public Service Electric and Gas Co 5.200% 03/01/34 $ 396,757
1,395,000 Public Service Enterprise Group Inc 5.850 11/15/27 1,440,941
1,495,000 (d) RWE Finance US LLC 5.875 04/16/34 1,522,508
700,000 (d) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 646,385
3,315,000 (d) TerraForm Power Operating LLC 4.750 01/15/30 3,078,872
2,280,000 Wisconsin Power and Light Co 5.375 03/30/34 2,309,106
910,000 (b),(d) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 847,912
415,000 (b),(d) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 403,752
1,315,000 (b),(d) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 1,293,594
TOTAL UTILITIES 40,289,947
TOTAL CORPORATE BONDS
(Cost $221,760,419) 220,598,920
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.6% –
2,647,343 Foresight Environmental Infrastructure Ltd 2,451,928
988,406 Greencoat UK Wind PLC/Funds 1,375,084
1,576,374 Sdcl Energy Efficiency Income Trust PLC 981,487
1,279,846 Sequoia Economic Infrastructure Income Fund Ltd 1,294,487
233,771 Starwood European Real Estate Finance Ltd 259,697
TOTAL INVESTMENT COMPANIES
(Cost $8,296,419) 6,362,683
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.1% –
200,000 (c),(d) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 95,188
1,300,000 (c),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 4.329%)
8.649 07/15/36 861,337
400,000 (c),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 2.829%)
7.149 07/15/36 312,299
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,899,089) 1,268,824
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
35831940 VARIABLE RATE SENIOR LOAN INTERESTS - 3.2% 35831940
AUTOMOBILES & COMPONENTS - 0.1%
1,400,000 (c) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7.075 01/28/32 1,381,331
TOTAL AUTOMOBILES & COMPONENTS 1,381,331
CONSUMER SERVICES - 0.4%
2,725,771 (c) Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%) 6.563 02/06/30 2,714,418
1,646,725 (c) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6.566 04/16/29 1,644,790
TOTAL CONSUMER SERVICES 4,359,208
MEDIA & ENTERTAINMENT - 0.5%
2,992,500 (c) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
6.560 12/15/31 2,985,393
997,455 (c) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.819 01/18/28 966,285
2,000,000 (c) Sunrise Financing Partnership, Term Loan AAA, (TSFR3M +
2.500%)
6.793 02/17/32 1,983,390
TOTAL MEDIA & ENTERTAINMENT 5,935,068
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,500,000 (c),(g) CommScope, Inc., Term Loan, (TBD) TBD TBD 1,495,935
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,495,935
TELECOMMUNICATION SERVICES - 0.5%
2,000,000 (c) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.789 04/15/30 1,924,680
2,000,000 (c) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6.934 01/31/28 1,949,330
2,000,000 (c) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6.934 04/28/28 1,953,180
TOTAL TELECOMMUNICATION SERVICES 5,827,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.4%
$ 1,221,930 (c) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
6.049% 04/10/31 $ 1,212,002
3,000,000 (c),(g) NA Rail HoldCo. LLC, Term Loan B, (TBD) TBD TBD 3,007,500
TOTAL TRANSPORTATION 4,219,502
UTILITIES - 1.2%
3,500,000 (c) Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%) 6.075 01/31/31 3,490,882
2,984,925 (c) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 6.044 04/16/31 2,983,059
3,147,112 (c) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6.818 12/15/31 3,146,263
2,999,246 (c) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
6.075 12/20/30 2,993,502
TOTAL UTILITIES 12,613,706
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $36,057,560) 35,831,940
TOTAL LONG-TERM INVESTMENTS
(Cost $1,051,291,275) 1,079,643,071
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
9,287,284 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
4.360 (i) 9,287,284
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,287,284) 9,287,284
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
6623697 REPURCHASE AGREEMENTS - 0.6% 6623697
148,697 (j) Fixed Income Clearing Corporation 1.360 04/01/25 148,697
6,475,000 (k) Fixed Income Clearing Corporation 4.350 04/01/25 6,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,623,697) 6,623,697
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,623,697) 6,623,697
TOTAL INVESTMENTS - 99.6%
(Cost $1,067,202,256 ) 1,095,554,052
OTHER ASSETS & LIABILITIES, NET -  0.4% 3,944,676
NET ASSETS - 100% $ 1,099,498,728
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,931,312.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $168,162,268 or 15.3% of Total Investments.

Portfolio of Investments March 31, 2025
(continued)
Real Asset Income

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) When-issued or delayed delivery security.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $148,703 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $151,800.
(k) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $6,475,782 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/34, valued at $6,604,596.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (110) 6/25 $ (12,499,663) $ (12,553,750) $ (54,087)
U.S. Treasury Ultra Bond (70) 6/25 (8,581,590) (8,557,500) 24,090
Total $(21,081,253) $(21,111,250) $(29,997)
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 157,490,488 $ – $ 157,490,488
$25 Par (or similar) Retail Preferred 116,681,658 – – 116,681,658
Common Stocks 389,291,509 141,433,441 5,129 530,730,079
Convertible Preferred Securities 10,678,479 – – 10,678,479
Corporate Bonds – 220,598,920 – 220,598,920
Investment Companies 6,362,683 – – 6,362,683
Mortgage-Backed Securities – 1,268,824 – 1,268,824
Variable Rate Senior Loan Interests – 35,831,940 – 35,831,940
Investments Purchased with Collateral from Securities
Lending 9,287,284 – – 9,287,284
Short-Term Investments:
Repurchase Agreements – 6,623,697 – 6,623,697
Investments in Derivatives:
Futures Contracts* (29,997) – – (29,997)
Total $ 532,271,616 $ 563,247,310 $ 5,129 $ 1,095,524,055

* Represents net unrealized appreciation (depreciation).